Document and Entity Information	Sep. 30, 2020
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001731348
Document Type	8-K
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Tilray, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38594
Entity Tax Identification Number	82-4310622
Entity Address, Address Line One	1100 Maughan Rd
Entity Address, City or Town	Nanaimo
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V9X 1J2
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class 2 Common Stock, $0.0001 par value per share
Trading Symbol	TLRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false